PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	$ 25	$ 46
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	3.60%	3.63%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	3.81%	3.91%
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years